Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Performance Stock Units) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	0.68%	0.36%	0.43%
Expected volatility	19.80%	20.00%	22.10%
Weighted average fair value of PSUs granted	$ 25.31	$ 26.88	$ 19.11